NON-CONTROLLING INTERESTS - Schedule of Certain Financial Information of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	$ 70,456	$ 73,475
Total assets	98,701	94,809
Total Liabilities	63,727	58,353
Total
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	59,398	62,170
Total assets	84,692	81,863
Total borrowings	24,793	24,883
Total Liabilities	50,217	46,170
Carrying value of non-controlling interests	$ 24,164	26,168
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Property, plant and equipment, at fair value	$ 0	0
Total assets	0	72
Total borrowings	0	0
Total Liabilities	0	0
Carrying value of non-controlling interests	0	51
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	2,154	2,218
Total assets	2,238	2,306
Total borrowings	1,024	585
Total Liabilities	1,186	656
Carrying value of non-controlling interests	641	995
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	2,133	2,586
Total assets	2,325	3,637
Total borrowings	1,129	913
Total Liabilities	1,271	1,357
Carrying value of non-controlling interests	764	1,621
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Property, plant and equipment, at fair value	3,255	6,817
Total assets	4,696	8,336
Total borrowings	1,831	3,585
Total Liabilities	2,557	5,141
Carrying value of non-controlling interests	$ 1,541	2,106
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%		71.00%
Property, plant and equipment, at fair value	$ 1,991	3,917
Total assets	3,594	4,148
Total borrowings	213	599
Total Liabilities	1,831	2,118
Carrying value of non-controlling interests	1,760	1,955
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	8,579	7,253
Total assets	16,900	11,272
Total borrowings	4,065	2,659
Total Liabilities	9,747	6,138
Carrying value of non-controlling interests	6,385	5,312
Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%
Property, plant and equipment, at fair value	1,351	125
Total assets	3,551	176
Total borrowings	1,200	80
Total Liabilities	2,265	222
Carrying value of non-controlling interests	727	(9)
Neoen
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	8,547	7,135
Total assets	14,468	14,186
Total borrowings	4,806	4,579
Total Liabilities	11,645	10,611
Carrying value of non-controlling interests	$ 2,702	$ 3,583
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%	50.00%
Property, plant and equipment, at fair value	$ 2,370	$ 2,346
Total assets	2,594	2,589
Total borrowings	133	130
Total Liabilities	176	171
Carrying value of non-controlling interests	1,341	1,263
U.S. Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	1,701	2,790
Total assets	2,173	2,865
Total borrowings	750	733
Total Liabilities	865	821
Carrying value of non-controlling interests	$ 805	$ 1,009
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%	25.00%	25.00%
Property, plant and equipment, at fair value	$ 1,238	$ 996
Total assets	1,248	1,007
Total borrowings	353	394
Total Liabilities	360	406
Carrying value of non-controlling interests	196	125
Isagen
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	15,219	12,431
Total assets	16,764	13,958
Total borrowings	3,596	3,251
Total Liabilities	8,912	7,443
Carrying value of non-controlling interests	$ 4,926	5,041
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Interests held by third parties	55.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	41.70%
Property, plant and equipment, at fair value	$ 6,315	7,933
Total assets	7,085	8,731
Total borrowings	4,416	5,006
Total Liabilities	6,040	7,281
Carrying value of non-controlling interests	$ 701	862
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Property, plant and equipment, at fair value	$ 712	645
Total assets	1,247	975
Total borrowings	351	270
Total Liabilities	1,028	466
Carrying value of non-controlling interests	$ 406	342
Onpath | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	62.60%
Onpath | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Other
Disclosure of subsidiaries [line items]
Property, plant and equipment, at fair value	$ 3,833	4,978
Total assets	5,809	7,605
Total borrowings	926	2,099
Total Liabilities	2,334	3,339
Carrying value of non-controlling interests	$ 1,269	$ 1,912
Bottom of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%	43.00%	43.00%
Bottom of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	35.00%	23.00%	69.00%
Bottom of range | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties		38.00%
Bottom of range | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%
Bottom of range | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%
Top of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%	60.00%	60.00%
Top of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%	71.00%	71.00%
Top of range | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%	75.00%
Top of range | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Top of range | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Top of range | Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Carrying value of non-controlling interests	$ 24,164	$ 26,168
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%	78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties		72.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
Participating non-controlling interests – in operating subsidiaries | U.S. Hydroelectric Portfolio | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	62.70%
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	42.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	58.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Interests held by third parties		77.00%	77.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%	57.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Neoen
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | U.S. Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	49.90%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Participating non-controlling interests – in operating subsidiaries | Bottom of range | Other
Disclosure of subsidiaries [line items]
Interests held by third parties	1.80%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Interests held by third parties		80.00%	80.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%	80.00%	51.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | Neoen
Disclosure of subsidiaries [line items]
Interests held by third parties	93.00%
Participating non-controlling interests – in operating subsidiaries | Top of range | U.S. Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	83.50%
Participating non-controlling interests – in operating subsidiaries | Top of range | Other
Disclosure of subsidiaries [line items]
Interests held by third parties	57.00%